SUPPLEMENT DATED JULY 12, 2004 TO THE
                                              PIONEER ANNUISTAR(SM) PLUS ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Pioneer AnnuistarSM Plus Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

PURCHASE PAYMENT CREDITS

THE FIRST PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED "PURCHASE PAYMENT CREDITS" IS DELETED AND REPLACED WITH THE FOLLOWING:

For Contracts issued between May 1, 2003 and September 30, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



July 2004
L-23192

                                                                   15448-01-0704